CONSOLIDATED STATEMENTS OF CASHFLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (430,988)	$ (66,051)	¥ (395,165)	¥ (926,950)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	29,748	4,559	2,970	3,851
Depreciation and amortization	40,267	6,171	37,223	25,778
Loss on disposal of property and equipment	7,622	1,168	1,824
(Gain)/loss from equity method investments	(1,349)	(207)	136	(1,710)
Impairment loss on long-term investments	882	135
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	63,692	9,761	(39,769)	(92,291)
Deferred costs	120,683	18,495	(121,668)	(229,007)
Right-of-use asset	110,114	16,876	(38,805)
Deferred tax assets	72,498	11,111	(85,513)
Other non-current assets	88	13	3,446	(4,286)
Accrued expenses and other current liabilities	172,210	26,392	25,216	214,697
Deferred revenue	(204,327)	(31,314)	(57,255)	1,175,597
Lease liabilities	(93,242)	(14,290)	49,253
Deferred tax liabilities	(72,734)	(11,147)	87,954
Other non-current liabilities	(3,805)	(583)	(3,394)	14,864
Net cash generated from/(used in) operating activities	(188,641)	(28,911)	(533,547)	180,543
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for equity method investments	(25,400)	(3,893)	(10,153)	(25,000)
Cash received from investee due to capital reduction	1,800	276
Purchase of short-term investments	(2,195,567)	(336,485)	(2,108,820)	(4,352,103)
Proceeds from maturity of short-term investments	1,895,897	290,559	2,905,788	3,708,810
Acquisition of property and equipment	(12,429)	(1,905)	(24,756)	(517,763)
Acquisition of intangible assets	(880)	(135)	(780)	(665)
Acquisition of land use right	(13,655)	(2,093)
Proceeds from disposal of property and equipment	25	4	652
Loan to employees			(33,085)
Repayment of loan to employees	903	138	700
Net cash (used in) / generated from investing activities	(349,306)	(53,534)	729,546	(1,186,721)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties				253,672
Proceeds from initial public offering, net of issuance cost of 80,128				1,109,517
Payment for share repurchase	(26,579)	(4,073)	(31,650)	(33,971)
Proceeds from bank loans				260,000
Repayment of bank loans	(32,500)	(4,981)	(32,500)	(1,875)
Net cash generated from / (used in) financing activities	(59,079)	(9,054)	(64,150)	1,587,343
Effect of exchange rate changes	(44,490)	(6,818)	21,567	108,186
Net increase/(decrease) in cash and cash equivalents	(641,516)	(98,317)	153,416	689,351
Cash and cash equivalents at beginning of the year	1,402,226	214,901	1,248,810	559,459
Cash and cash equivalents at end of the year	760,710	116,584	1,402,226	1,248,810
Supplemental schedule of non-cash investing activities:
Payables for leasehold improvement and intangible assets	7,142	1,095	6,818	7,194
Payables to acquire buildings	61,540	9,431	61,540	61,540
Supplemental disclosure of cash flow information:
Interest paid	11,782	1,806	¥ 15,316	¥ 1,099
Income tax paid	¥ 18	$ 3